Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Consolidated Financial Statement

		Ownership interest as at August 31,
	Country of incorporation	2021	2020
Tanzam	Tanzania	100%	100%
Tancan	Tanzania	100%	100%
Buckreef Gold	Tanzania	55%	55%

Schedule of Depreciation Rate for Property, Plant and Equipment

	Straight-line (years to depreciate)
Machinery and equipment	5	to	8
Automotive		5
Computer equipment		3
Leasehold improvements		5
Processing plant		8